Income Taxes (Details - Components of tax expense) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected federal income tax benefit at statutory rate	$ 60,378	$ 80,314
State taxes	10,063	13,386
Change in valuation allowance	70,441	93,700
Income tax benefit	$ 0	$ 0